Schedule of Investments

July 31, 2022

(Unaudited)

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–76.20%(a)
Brazil–4.04%
Brazil Notas do Tesouro Nacional,
10.00%, 01/01/2027	BRL	15,000,000	$2,673,492

Series F, 10.00%, 01/01/2025	BRL	5,000,000	920,447

			3,593,939

Chile–2.61%
Bonos de la Tesoreria de la Republica, 0.00%, 03/01/2025	CLP	1,114,928,850	1,194,347

Bonos de la Tesoreria de la Republica en pesos, 2.30%, 10/01/2028(b)	CLP	1,300,000,000	1,128,531

			2,322,878

China–3.97%
China Development Bank, Series 2110, 3.41%, 06/07/2031	CNY	8,000,000	1,221,530

China Government Bond, 3.72%, 04/12/2051	CNY	5,000,000	798,089

Export-Import Bank of China (The), Series 2105, 3.22%, 05/14/2026	CNY	10,000,000	1,514,346

			3,533,965

Colombia–7.09%
Colombian TES,
Series B, 5.75%, 11/03/2027	COP	7,000,000,000	1,265,146

Series B, 7.25%, 10/18/2034	COP	3,500,000,000	557,886

Series B, 9.25%, 05/28/2042	COP	2,000,000,000	349,166

Series B, 7.25%, 10/26/2050	COP	21,000,000,000	2,901,651

PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	6,500,000,000	1,227,348

			6,301,197

Czech Rep–3.46%
Czech Republic Government Bond,
Series 100, 0.25%, 02/10/2027	CZK	20,000,000	676,369

Series 105, 2.75%, 07/23/2029	CZK	20,000,000	748,714

Series 125, 1.50%, 04/24/2040	CZK	2,000,000	56,303

Series 49, 4.20%, 12/04/2036(b)	CZK	16,000,000	671,485

Series 78, 2.50%, 08/25/2028(b)	CZK	25,000,000	925,253

			3,078,124

Hungary–0.45%
Hungary Government Bond, Series 34/A, 2.25%, 06/22/2034	HUF	280,000,000	404,139

		Principal Amount	Value

India–2.87%
India Government Bond, 7.27%, 04/08/2026	INR	200,000,000	$2,548,282

Indonesia–5.00%
Indonesia Treasury Bond,
Series FR91, 6.38%, 04/15/2032	IDR	19,000,000,000	1,214,098

Series FR92, 7.13%, 06/15/2042	IDR	48,000,000,000	3,230,651

			4,444,749

Malaysia–9.99%
Malaysia Government Bond,
Series 0122, 3.58%, 07/15/2032	MYR	5,000,000	1,093,309

Series 0519, 3.76%, 05/22/2040	MYR	6,500,000	1,341,951

Series 115, 3.96%, 09/15/2025	MYR	10,000,000	2,271,131

Series 120, 4.07%, 06/15/2050	MYR	5,000,000	1,034,511

Series 513, 3.73%, 06/15/2028	MYR	14,000,000	3,137,976

			8,878,878

Mexico–6.06%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	69,000,000	3,196,685

Series M 30, 8.50%, 11/18/2038	MXN	44,000,000	2,101,865

Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	1,840,000	89,930

			5,388,480

Peru–2.81%
Peru Government Bond,
5.94%, 02/12/2029	PEN	6,000,000	1,362,496

6.15%, 08/12/2032	PEN	4,350,000	954,293

5.35%, 08/12/2040	PEN	1,000,000	184,527

			2,501,316

Poland–3.58%
Republic of Poland Government Bond,
Series 1029, 2.75%, 10/25/2029	PLN	9,000,000	1,623,358

Series 527, 3.75%, 05/25/2027	PLN	8,000,000	1,559,711

			3,183,069

Romania–0.61%
Romania Government Bond, Series 15, 4.75%, 10/11/2034	RON	3,500,000	540,126

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

		Principal Amount	Value

Russia–0.00%
Russian Federal Bond - OFZ,
Series 6219, 7.75%, 09/16/2026(c)	RUB	40,000,000	$0

Series 6232, 6.00%, 10/06/2027(c)	RUB	170,000,000	0

			0

South Africa–13.80%
Eskom Holdings SOC Ltd., Series ES23, 10.00%, 01/25/2023	ZAR	11,000,000	665,431

Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	40,000,000	2,117,329

Series 2037, 8.50%, 01/31/2037	ZAR	95,000,000	4,612,816

Series 2040, 9.00%, 01/31/2040	ZAR	50,000,000	2,483,604

Series R186, 10.50%, 12/21/2026	ZAR	25,000,000	1,588,372

Series R209, 6.25%, 03/31/2036	ZAR	20,000,000	799,819

			12,267,371

Supranational–0.05%
International Finance Corp., 0.00%, 02/15/2029(b)(d)	TRY	7,300,000	44,261

Thailand–8.76%
Thailand Government Bond,
1.00%, 06/17/2027	THB	130,000,000	3,332,418

2.88%, 12/17/2028	THB	55,000,000	1,535,493

3.78%, 06/25/2032	THB	50,000,000	1,499,380

1.59%, 12/17/2035	THB	62,000,000	1,423,780

			7,791,071

Uruguay–1.05%
Uruguay Government International Bond, 4.38%, 12/15/2028	UYU	35,448,294	935,802

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $79,602,888)			67,757,647

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–0.61%
Egypt–0.48%
Egypt Government International Bond, 5.75%, 05/29/2024(b)	$500,000	$428,030

United States–0.13%
United States International Development Finance Corp., Series 4, 3.13%, 04/15/2028	120,000	117,620

Total U.S. Dollar Denominated Bonds & Notes (Cost $616,808)		545,650

	Shares

Money Market Funds–16.83%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f)	5,237,721	5,237,721

Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(e)(f)	3,741,522	3,741,522

Invesco Treasury Portfolio, Institutional Class, 1.66%(e)(f)	5,985,967	5,985,967

Total Money Market Funds (Cost $14,965,139)		14,965,210

Options Purchased–0.16%
(Cost $783,854)(g)		137,203

TOTAL INVESTMENTS IN SECURITIES–93.80% (Cost $95,968,689)		83,405,710

OTHER ASSETS LESS LIABILITIES–6.20%		5,514,678

NET ASSETS–100.00%		$88,920,388

Investment Abbreviations:

BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romania New Leu
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
UYU	– Uruguay Peso
ZAR	– South African Rand

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $4,514,838, which represented 5.08% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Zero coupon bond issued at a discount.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 5,607,012	$ 41,807,737	$ (42,177,028)	$ -	$ -	$ 5,237,721	$ 4,857
Invesco Liquid Assets Portfolio, Institutional Class	4,280,399	29,862,670	(30,401,035)	158	(670)	3,741,522	4,992
Invesco Treasury Portfolio, Institutional Class	6,408,013	47,780,271	(48,202,317)	-	-	5,985,967	6,705
Total	$16,295,424	$119,450,678	$(120,780,380)	$158	$(670)	$14,965,210	$16,554

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

USD Versus CNH	Call	J.P. Morgan Chase Bank, N.A.	02/23/2023	CNH	6.98	USD	2,700,000	$17,415

USD Versus CNH	Call	Morgan Stanley and Co. International PLC	04/11/2023	CHN	6.94	USD	2,500,000	21,593

Subtotal – Foreign Currency Call Options Purchased								39,008

Currency Risk
CNH versus KRW	Put	J.P. Morgan Chase Bank, N.A.	08/18/2022	KRW	185.40	CNH	16,400,000	755

USD versus CLP	Put	Merrill Lynch International	10/06/2022	CLP	775.00	USD	7,500,000	8,955

USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/09/2022	CLP	772.00	USD	4,500,000	9,396

USD versus CZK	Put	Merrill Lynch International	08/11/2022	CZK	21.00	USD	6,000,000	6

USD versus MXN	Put	Merrill Lynch International	10/06/2022	MXN	19.96	USD	7,000,000	47,194

USD Versus MXN	Put	J.P. Morgan Chase Bank, N.A.	09/27/2022	MXN	19.95	USD	4,100,000	25,428

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/29/2022	ZAR	14.20	USD	5,500,000	814

Subtotal – Foreign Currency Put Options Purchased								92,548

Total Foreign Currency Options Purchased								$131,556

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $920,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)

Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value

Interest Rate Risk

2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	7.71%	Pay	6 Month WIBOR	Semi-Annually	12/09/2022	PLN 65,800,000	$5,647

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $920,000.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price			Notional Value	Value

Currency Risk

USD Versus BRL	Call	J.P. Morgan Chase Bank, N.A.	09/28/2022	BRL	5.60	USD	2,600,000	$(28,694)

USD versus CLP	Call	Merrill Lynch International	10/06/2022	CLP	895.00	USD	3,750,000	(170,194)

USD versus CLP	Call	Morgan Stanley and Co. International PLC	02/10/2023	CLP	948.00	USD	3,000,000	(153,129)

USD versus COP	Call	J.P. Morgan Chase Bank, N.A.	08/09/2022	COP	4,350.00	USD	3,000,000	(27,924)

USD Versus MXN	Call	J.P. Morgan Chase Bank, N.A.	09/27/2022	MXN	21.25	USD	4,100,000	(38,302)

Subtotal – Foreign Currency Call Options Written								(418,243)

Currency Risk

USD versus CLP	Put	Merrill Lynch International	10/06/2022	CLP	740.00	USD	3,750,000	(1,346)

USD Versus CNH	Put	J.P. Morgan Chase Bank, N.A.	10/18/2022	CNH	6.61	USD	2,500,000	(7,715)

USD versus CZK	Put	Merrill Lynch International	08/11/2022	CZK	20.20	USD	9,000,000	(9)

USD versus MXN	Put	Merrill Lynch International	10/06/2022	MXN	19.20	USD	7,000,000	(9,422)

USD Versus MXN	Put	J.P. Morgan Chase Bank, N.A.	09/27/2022	MXN	19.15	USD	4,100,000	(4,010)

Subtotal – Foreign Currency Put Options Written								(22,502)

Total – Foreign Currency Options Written								$(440,745)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $920,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value

Interest Rate Risk

2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	8.21%	6 Month WIBOR	Pay	Semi-Annually	12/09/2022	PLN	(65,800,000)	$(2,325)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $920,000.

Open Futures Contracts(a)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk
Euro-Bobl	15	September-2022	$(1,960,342)	$(42,926)	$(42,926)

(a)	Futures contracts collateralized by $279,845 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

08/15/2022	Bank of America, N.A.	CZK	19,395,000	USD	900,000	$96,006

08/30/2022	Bank of America, N.A.	THB	49,690,000	USD	1,391,792	39,224

09/15/2022	Bank of America, N.A.	PEN	1,130,000	USD	292,792	6,498

09/21/2022	Bank of America, N.A.	COP	847,220,000	USD	203,037	7,138

09/21/2022	Bank of America, N.A.	USD	1,003,566	CLP	932,312,500	21,993

10/11/2022	Bank of America, N.A.	CLP	1,074,187,500	USD	1,275,000	97,318

08/02/2022	Citibank N.A.	USD	1,158,353	BRL	6,010,000	3,201

08/22/2022	Citibank N.A.	USD	776,424	KRW	1,022,240,000	7,961

09/02/2022	Citibank N.A.	USD	355,537	BRL	1,910,000	10,167

09/21/2022	Citibank N.A.	USD	301,835	COP	1,312,290,000	1,600

08/02/2022	Deutsche Bank AG	USD	2,164,372	BRL	11,391,197	37,209

09/21/2022	Deutsche Bank AG	PHP	50,850,000	USD	946,223	30,358

08/02/2022	Goldman Sachs International	USD	937,283	BRL	4,863,000	2,591

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

08/30/2022	Goldman Sachs International	CZK	1,400,000	USD	58,700	$781

08/30/2022	Goldman Sachs International	USD	578,119	ZAR	9,900,000	15,611

08/30/2022	Goldman Sachs International	ZAR	64,143,689	USD	4,115,721	268,850

09/15/2022	Goldman Sachs International	PEN	910,000	USD	241,386	10,830

09/21/2022	Goldman Sachs International	COP	7,451,615,000	USD	1,814,878	91,871

09/21/2022	Goldman Sachs International	USD	153,499	CLP	144,650,000	5,618

08/02/2022	J.P. Morgan Chase Bank, N.A.	USD	4,721,877	BRL	25,840,000	272,228

08/22/2022	J.P. Morgan Chase Bank, N.A.	CNY	6,830,000	USD	1,018,933	6,170

08/22/2022	J.P. Morgan Chase Bank, N.A.	KRW	1,279,260,000	USD	1,068,633	87,031

08/26/2022	J.P. Morgan Chase Bank, N.A.	CNY	4,516,223	USD	673,706	4,083

08/30/2022	J.P. Morgan Chase Bank, N.A.	CNY	2,588,528	USD	385,360	1,586

08/30/2022	J.P. Morgan Chase Bank, N.A.	CZK	3,290,000	USD	138,767	2,658

08/30/2022	J.P. Morgan Chase Bank, N.A.	EUR	120,000	USD	126,113	3,230

08/30/2022	J.P. Morgan Chase Bank, N.A.	HUF	664,613,809	USD	1,700,478	31,862

08/30/2022	J.P. Morgan Chase Bank, N.A.	MXN	103,633,583	USD	5,163,125	105,201

08/30/2022	J.P. Morgan Chase Bank, N.A.	PLN	4,440,000	USD	976,267	23,644

08/30/2022	J.P. Morgan Chase Bank, N.A.	RON	340,000	USD	71,652	1,473

08/30/2022	J.P. Morgan Chase Bank, N.A.	THB	26,299,000	USD	738,782	22,920

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	50,977	CZK	1,240,000	323

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	1,929,217	HUF	781,126,000	31,922

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	4,189,199	MXN	87,160,000	64,718

08/31/2022	J.P. Morgan Chase Bank, N.A.	TRY	17,810,000	USD	1,019,608	60,011

09/21/2022	J.P. Morgan Chase Bank, N.A.	COP	4,512,500,000	USD	1,107,498	64,091

09/21/2022	J.P. Morgan Chase Bank, N.A.	MYR	1,953,000	USD	440,351	1,841

09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	598,866	COP	2,693,530,000	23,948

10/03/2022	J.P. Morgan Chase Bank, N.A.	ZAR	12,224,850	USD	825,000	94,463

03/15/2023	J.P. Morgan Chase Bank, N.A.	CNY	16,740,000	USD	2,503,599	13,842

08/02/2022	Morgan Stanley and Co. International PLC	USD	4,714,015	BRL	24,458,197	13,028

08/08/2022	Morgan Stanley and Co. International PLC	PLN	6,083,700	USD	1,441,753	130,954

08/22/2022	Morgan Stanley and Co. International PLC	USD	92,128	KRW	120,120,000	43

08/30/2022	Morgan Stanley and Co. International PLC	EUR	416,000	USD	447,104	21,112

08/30/2022	Morgan Stanley and Co. International PLC	HUF	27,660,000	USD	70,489	1,045

08/30/2022	Morgan Stanley and Co. International PLC	PLN	5,058,775	USD	1,164,677	79,292

08/30/2022	Morgan Stanley and Co. International PLC	THB	9,750,000	USD	280,072	14,675

08/30/2022	Morgan Stanley and Co. International PLC	USD	788,403	HUF	317,840,000	9,584

08/30/2022	Morgan Stanley and Co. International PLC	USD	1,080,270	PLN	5,075,000	8,596

09/02/2022	Morgan Stanley and Co. International PLC	USD	4,516,874	BRL	24,458,197	166,092

09/21/2022	Morgan Stanley and Co. International PLC	CLP	1,556,763,500	USD	1,847,133	134,667

09/21/2022	Morgan Stanley and Co. International PLC	COP	9,177,680,000	USD	2,354,821	232,704

09/21/2022	Morgan Stanley and Co. International PLC	INR	161,420,750	USD	2,047,967	22,313

09/21/2022	Morgan Stanley and Co. International PLC	USD	199,486	CLP	187,600,000	6,877

11/14/2022	Morgan Stanley and Co. International PLC	CLP	977,944,500	USD	1,170,000	104,417

02/14/2023	Morgan Stanley and Co. International PLC	CLP	483,930,000	USD	570,000	51,304

08/30/2022	Standard Charted Bank PLC	THB	89,923,000	USD	2,569,484	121,768

08/30/2022	Standard Charted Bank PLC	USD	1,529,917	CNY	10,330,000	1,605

09/21/2022	Standard Charted Bank PLC	MYR	2,977,000	USD	673,490	5,059

09/21/2022	Standard Charted Bank PLC	USD	93,049	CLP	86,220,000	1,795

Subtotal–Appreciation						2,799,000

Currency Risk

09/21/2022	Bank of America, N.A.	COP	4,125,410,000	USD	902,625	(51,277)

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

09/21/2022	Bank of America, N.A.	IDR	1,540,730,000	USD	103,533	$(227)

09/21/2022	Bank of America, N.A.	USD	85,602	COP	340,560,000	(6,856)

09/21/2022	Bank of America, N.A.	USD	339,714	PEN	1,340,000	(448)

09/21/2022	Bank of America, N.A.	USD	38,907	THB	1,410,000	(470)

10/11/2022	Bank of America, N.A.	MXN	24,826,375	USD	1,190,000	(12,145)

09/21/2022	Barclays Bank PLC	IDR	1,526,170,000	USD	101,612	(1,167)

08/02/2022	Citibank N.A.	BRL	6,010,000	USD	1,098,118	(63,437)

09/21/2022	Citibank N.A.	COP	645,037,000	USD	137,609	(11,540)

08/02/2022	Deutsche Bank AG	BRL	11,391,197	USD	2,192,897	(8,684)

08/02/2022	Goldman Sachs International	BRL	4,863,000	USD	901,880	(37,993)

08/30/2022	Goldman Sachs International	CZK	18,775,000	USD	775,302	(1,431)

08/30/2022	Goldman Sachs International	USD	1,089,204	CZK	25,373,000	(39,508)

08/30/2022	Goldman Sachs International	USD	940,510	ZAR	15,070,000	(36,721)

09/21/2022	Goldman Sachs International	COP	1,433,460,000	USD	315,121	(16,331)

09/21/2022	HSBC Bank USA, N.A.	IDR	1,581,012,000	USD	105,066	(1,407)

08/02/2022	J.P. Morgan Chase Bank, N.A.	BRL	25,840,000	USD	4,980,341	(13,765)

08/22/2022	J.P. Morgan Chase Bank, N.A.	USD	1,068,640	CNY	6,830,000	(55,877)

08/26/2022	J.P. Morgan Chase Bank, N.A.	USD	675,000	CNY	4,516,222	(5,377)

08/30/2022	J.P. Morgan Chase Bank, N.A.	CZK	26,083,000	USD	1,071,081	(7,988)

08/30/2022	J.P. Morgan Chase Bank, N.A.	MXN	25,805,000	USD	1,224,732	(34,703)

08/30/2022	J.P. Morgan Chase Bank, N.A.	PLN	1,171,000	USD	246,540	(4,704)

08/30/2022	J.P. Morgan Chase Bank, N.A.	RON	5,470,000	USD	1,113,826	(15,234)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	2,224,966	CNY	14,900,528	(15,819)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	2,631,782	CZK	61,379,700	(92,467)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	966,000	EUR	920,847	(23,034)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	1,549,966	HUF	595,239,640	(55,524)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	6,158,553	MXN	125,860,000	(15,849)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	4,804,664	PLN	20,891,065	(322,385)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	620,823	RON	2,905,000	(21,204)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	5,639,500	THB	196,141,809	(300,492)

08/31/2022	J.P. Morgan Chase Bank, N.A.	TRY	1,298,725	USD	65,589	(4,386)

08/31/2022	J.P. Morgan Chase Bank, N.A.	USD	70,604	TRY	1,298,725	(629)

09/02/2022	J.P. Morgan Chase Bank, N.A.	BRL	1,640,000	USD	302,924	(11,084)

09/15/2022	J.P. Morgan Chase Bank, N.A.	PEN	10,700,000	USD	2,609,756	(101,169)

09/21/2022	J.P. Morgan Chase Bank, N.A.	CLP	1,080,220,000	USD	1,082,787	(105,473)

09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	5,978,730	IDR	87,773,730,782	(67,649)

10/20/2022	J.P. Morgan Chase Bank, N.A.	USD	540,000	CNY	3,639,600	(404)

02/14/2023	J.P. Morgan Chase Bank, N.A.	CLP	1,103,560,000	USD	1,024,575	(158,265)

02/27/2023	J.P. Morgan Chase Bank, N.A.	USD	445,000	CNY	2,981,055	(1,721)

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	3,390,647	CNY	22,165,000	(94,023)

08/02/2022	Morgan Stanley and Co. International PLC	BRL	24,458,197	USD	4,558,844	(168,200)

08/08/2022	Morgan Stanley and Co. International PLC	USD	1,400,000	PLN	6,083,700	(89,201)

08/30/2022	Morgan Stanley and Co. International PLC	EUR	750,000	USD	764,771	(3,244)

09/02/2022	Morgan Stanley and Co. International PLC	USD	28,863	BRL	150,000	(143)

09/15/2022	Morgan Stanley and Co. International PLC	PEN	11,655,000	USD	2,836,111	(116,770)

09/15/2022	Morgan Stanley and Co. International PLC	USD	108,947	PEN	414,000	(4,057)

09/21/2022	Morgan Stanley and Co. International PLC	IDR	1,067,460,000	USD	70,903	(985)

09/21/2022	Morgan Stanley and Co. International PLC	USD	4,447,989	PEN	16,869,000	(177,044)

02/14/2023	Morgan Stanley and Co. International PLC	CLP	137,780,000	USD	129,797	(17,881)

04/13/2023	Morgan Stanley and Co. International PLC	USD	440,000	CNY	2,944,480	(1,891)

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

08/30/2022	Standard Charted Bank PLC	CNY	620,000	USD	91,753	$ (168)

08/30/2022	Standard Charted Bank PLC	USD	947,243	CNY	6,340,000	(7,278)

09/15/2022	Standard Charted Bank PLC	USD	412,214	PEN	1,566,000	(15,456)

09/21/2022	Standard Charted Bank PLC	CLP	195,110,000	USD	211,878	(2,746)

09/21/2022	Standard Charted Bank PLC	IDR	18,282,000,000	USD	1,220,866	(10,327)

09/21/2022	Standard Charted Bank PLC	INR	52,879,500	USD	660,608	(2,972)

09/21/2022	Standard Charted Bank PLC	MYR	390,000	USD	87,475	(92)

09/21/2022	Standard Charted Bank PLC	USD	1,059,048	MYR	4,665,900	(11,407)

09/21/2022	Standard Charted Bank PLC	USD	922,533	PHP	50,850,000	(6,668)

03/15/2023	Standard Charted Bank PLC	CNY	7,300,000	USD	1,077,984	(7,753)

03/15/2023	Standard Charted Bank PLC	USD	286,807	CNY	1,875,000	(7,936)

08/31/2022	UBS	USD	16,327	TRY	300,000	(164)

Subtotal–Depreciation						(2,471,250)

Total Forward Foreign Currency Contracts						$ 327,750

Open Centrally Cleared Interest Rate Swap Agreements(a)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	3 Month CNRR007	Quarterly	2.44%	Quarterly	04/27/2027	CNY	5,000,000	$ –	$710	$ 710

Pay	3 Month CNRR007	Quarterly	2.51	Quarterly	07/18/2027	CNY	5,000,000	–	2,892	2,892

Pay	6 Month WIBOR	Semi-Annually	5.77	Annually	08/01/2027	PLN	6,000,000	–	6,189	6,189

Receive	3 Month COOVIBR	Quarterly	(8.59)	Quarterly	05/31/2032	COP	3,215,000,000	–	13,269	13,269

Receive	3 Month COOVIBR	Quarterly	(8.37)	Quarterly	03/25/2027	COP	3,000,000,000	–	18,942	18,942

Pay	MXIBTIIE	28 Days	8.57	28 Days	06/03/2027	MXN	45,000,000	–	31,804	31,804

Receive	3 Month JIBAR	Quarterly	(7.98)	Quarterly	03/07/2032	ZAR	10,700,000	–	32,639	32,639

Pay	6 Month EUR LIBOR	Semi-Annually	2.01	Annually	07/25/2032	EUR	950,000	–	33,099	33,099

Receive	3 Month JIBAR	Quarterly	(7.95)	Quarterly	03/07/2032	ZAR	11,000,000	–	34,880	34,880

Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	7,600,000	44	41,853	41,809

Receive	3 Month COOVIBR	Quarterly	(8.62)	Quarterly	06/02/2024	COP	13,300,000,000	–	47,074	47,074

Pay	BZDIOVRA	At Maturity	13.03	At Maturity	01/02/2025	BRL	51,073,143	–	83,794	83,794

Receive	6 Month CLICP	At Maturity	(5.47)	At Maturity	01/12/2025	CLP	6,750,000,000	–	92,466	92,466

Receive	3 Month JIBAR	Quarterly	(6.56)	Quarterly	10/08/2026	ZAR	55,600,000	–	138,131	138,131

Subtotal – Appreciation								44	577,742	577,698

Interest Rate Risk

Pay	6 Month BUBOR	Semi-Annually	4.67	Annually	01/07/2032	HUF	270,000,000	–	(153,085)	(153,085)

Receive	IN00O/N	Semi-Annually	(6.97)	Semi-Annually	05/25/2027	INR	125,000,000	–	(49,456)	(49,456)

Pay	6 Month BUBOR	Semi-Annually	9.61	Annually	07/27/2027	HUF	389,700,000	–	(13,634)	(13,634)

Receive	6 Month THBFIX	Semi-Annually	(1.71)	Semi-Annually	04/18/2025	THB	81,000,000	–	(11,589)	(11,589)

Receive	3 Month COOVIBR	Quarterly	(8.96)	Quarterly	05/23/2032	COP	4,400,000,000	–	(8,114)	(8,114)

Pay	3 Month CNRR007	Quarterly	2.36	Quarterly	04/12/2027	CNY	20,000,000	–	(6,973)	(6,973)

Subtotal – Depreciation								–	(242,851)	(242,851)

Total Centrally Cleared Interest Rate Swap Agreements								$44	$334,891	$ 334,847

(a)	Centrally cleared swap agreements collateralized by $264,400 cash held with Counterparties.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Interest Rate Swap Agreements(a)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Interest Rate Risk

Standard Charted Bank PLC	Receive	3 Month MYR KLIBOR	Quarterly	(2.85)%	Quarterly	03/23/2024	MYR	8,000,000	$–	$11,044	$11,044

Standard Charted Bank PLC	Receive	3 Month MYR KLIBOR	Quarterly	(2.97)	Quarterly	04/11/2024	MYR	30,300,000	–	33,516	33,516

Total Over-The-Counter Interest Rate Swap Agreements									$–	$44,560	$44,560

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $920,000.

Abbreviations:

BRL	–Brazilian Real
BUBOR	–Budapest Interbank Offered Rate
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CLICP	–Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNRR007	–China 7-Day Reverse Repo Rate
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
IN00O/N	–FBIL Overnight MIBOR
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
KLIBOR	–Kuala Lumpur Interbank Offered Rate
KRW	–South Korean Won
LIBOR	–London Interbank Offered Rate
MXIBTIIE	–28-day Mexican Interbank Rate
MXN	–Mexican Peso
MYR	–Malaysian Ringgit
PEN	–Peruvian Sol
PHP	–Philippines Peso
PLN	–Polish Zloty
RON	–Romania New Leu
THB	–Thai Baht
THBFIX	–Thai Baht Interest Rate Fixing
TRY	–Turkish Lira
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$–	$67,757,647	$0	$67,757,647

U.S. Dollar Denominated Bonds & Notes	–	545,650	–	545,650

Money Market Funds	14,965,210	–	–	14,965,210

Options Purchased	–	137,203	–	137,203

Total Investments in Securities	14,965,210	68,440,500	0	83,405,710

Other Investments - Assets*

Forward Foreign Currency Contracts	–	2,799,000	–	2,799,000

Swap Agreements	–	622,258	–	622,258

	–	3,421,258	–	3,421,258

Other Investments - Liabilities*

Futures Contracts	(42,926)	–	–	(42,926)

Forward Foreign Currency Contracts	–	(2,471,250)	–	(2,471,250)

Options Written	–	(443,070)	–	(443,070)

Swap Agreements	–	(242,851)	–	(242,851)

	(42,926)	(3,157,171)	–	(3,200,097)

Total Other Investments	(42,926)	264,087	–	221,161

Total Investments	$14,922,284	$68,704,587	$0	$83,626,871

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

Invesco Emerging Markets Local Debt Fund